Note 17 - Income Taxes (Detail) - Effective Income tax rate reconciliation (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011
Combined basic Canadian statutory rates	26.50%	28.10%	30.70%
Income tax expense based on the above rates	$ 4,564	$ 4,325	$ 2,436
Increase (decrease) in income taxes resulting from:
Permanent differences including amortization of intangibles	182	586	(2,198)
Effect of differences between Canadian and foreign tax rates	165	(275)	695
Effect of rate reductions on current year timing differences	(156)	(228)	659
Prior year adjustments and change in estimates	(503)	(1,242)	(59)
Increases (decreases) in tax reserves	565	734	(149)
Valuation allowance	(4,070)	(864)	(5,241)
Other	478	328	251
Income tax expense (recovery)	$ 1,225	$ 3,364	$ (3,606)